As filed with the Securities and Exchange Commission on July 11, 2019

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 77	☒

and/or

Registration Statement Under The Investment Company Act of 1940
Amendment No. 80	☒

Registrant's Name, Address and Telephone Number:

American Federation of Labor and Congress of Industrial Organizations

Housing Investment Trust*

2401 Pennsylvania Avenue, N.W., Suite 200

Washington, D.C. 20037

(202) 331-8055

Name and Address of Agent for Service:

Corey F. Rose, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006-1110

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia on the 11th day of July, 2019.

AMERICAN FEDERATION OF LABOR AND CONGRESS
OF INDUSTRIAL ORGANIZATIONS HOUSING
INVESTMENT TRUST

By:

/s/ Chang Suh
Chang Suh
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 11th day of July, 2019:

/s/ Helen R. Kanovsky *
Helen R. Kanovsky
Chairman

/s/ Vincent Alvarez *
Vincent Alvarez
Trustee

/s/ James Boland *
James Boland
Trustee

/s/ Kenneth W. Cooper *
Kenneth W. Cooper
Trustee

/s/ David B. Durkee *
David B. Durkee
Trustee

/s/ Sean McGarvey*
Sean McGarvey
Trustee

/s/ Kenneth E. Rigmaiden *
Kenneth E. Rigmaiden
Trustee

/s/ Elizabeth H. Shuler *
Elizabeth Shuler
Trustee

/s/ Richard L. Trumka *
Richard L. Trumka
Trustee

/s/ Bridget Gainer *
Bridget Gainer
Trustee

/s/ Jack Quinn, Jr. *
Jack F. Quinn, Jr.
Trustee

/s/ Jamie S. Rubin *
Jamie S. Rubin
Trustee

/s/ Deidre L. Schmidt *
Deidre L. Schmidt
Trustee

/s/ Tony Stanley *
Tony Stanley
Trustee

/s/ William C. Thompson, Jr. *
William C. Thompson, Jr.
Trustee

/s/ Chang Suh
Chang Suh
Chief Executive Officer (Principal Executive Officer)

/s/ Erica Khatchadourian
Erica Khatchadourian
Chief Financial Officer (Principal Financial and Accounting Officer)

* Erica Khatchadourian, by signing her name hereto, signs this document on behalf of each of the persons so indicated above pursuant to powers of attorney duly executed by such person and incorporated by reference from Exhibit 1 to Post-Effective Amendment No. 79, as filed with the SEC on June 21, 2019.

/s/ Erica Khatchadourian
Erica Khatchadourian

INDEX TO EXHIBITS

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase